ARISTOTLE FUNDS SERIES TRUST (THE “TRUST”)
Supplement dated February 28, 2025 to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) dated July 29, 2024, as may be supplemented and/or revised from time to time, with respect to the series of the Trust (the “Aristotle Funds”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus, or SAI, as applicable.

Aristotle Core Bond Fund

Effective March 1, 2025 (“Effective Date”), Jeff Klingelhofer, CFA, has been added as a Portfolio Manager of Aristotle Core Bond Fund.
The following disclosures are hereby revised to reflect the addition of Mr. Klingelhofer as a portfolio manager.
Aristotle Core Bond Fund Summary Prospectus, page 3, and Fund Summaries - Aristotle Core Bond Fund, page 15 of the Prospectus:

Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
David Weismiller, CFA, Senior Managing Director and Portfolio Manager	Since 2020
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since 2020
Jeff Klingelhofer, CFA, Managing Director and Portfolio Manager	Since 2025

Aristotle Floating Rate Income Fund

Effective March 1, 2025 (“Effective Date”), C. Robert Boyd and Tommy Zhang, CFA, have been added as Portfolio Managers of Aristotle Floating Rate Income Fund.
The following disclosures are hereby revised to reflect the addition of Mr. Boyd and Mr. Zhang as portfolio managers.
Aristotle Floating Rate Income Fund Summary Prospectus, page 4, and Fund Summaries - Aristotle Floating Rate Income Fund, page 19 of the Prospectus:

Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
J.P. Leasure, Senior Managing Director and Portfolio Manager	Since 2011
Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager	Since 2011
C. Robert Boyd, Senior Managing Director and Portfolio Manager	Since 2025
Tommy Zhang, CFA, Senior Research Analyst and Portfolio Manager	Since 2025

Aristotle High Yield Bond Fund

Effective March 1, 2025 (“Effective Date”), C. Robert Boyd will no longer serve as a Portfolio Manager of Aristotle High Yield Bond Fund. Accordingly, all references and information relating to Mr. Boyd as a Portfolio Manager for the Aristotle High Yield Bond Fund are hereby deleted in their entirety from the Summary Prospectus, Prospectus and SAI.

Aristotle Core Bond Fund, Aristotle Floating Rate Income Fund and Aristotle High Yield Bond Fund

The applicable portions of the following disclosures in the Prospectus and SAI are hereby revised to reflect the portfolio manager changes effective March 1, 2025, as described above.
About Management - Aristotle Pacific Capital, LLC - Aristotle Core Bond Fund, Aristotle Floating Rate Income Fund and Aristotle High Yield Bond Fund, page 147 of the Prospectus:

ARISTOTLE CORE BOND FUND
David Weismiller, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Weismiller is the Lead Portfolio Manager for the Short Duration, Core Plus and Investment Grade Strategies. As the Lead Portfolio Manager, he has final authority over all aspects of the Fund’s portfolio, including security selection sector allocation and risk positioning. Prior to Aristotle Pacific, Mr. Weismiller was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine. He is a CFA® charterholder.

Ying Qiu, CFA
Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC. Ms. Qiu is a Co-Portfolio Manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities ("ABS"). Prior to Aristotle Pacific, Ms. Qiu was Managing Director and Portfolio Manager of Pacific Asset Management since 2016. Prior to joining Pacific Asset Management, Ms. Qiu was a Senior Vice President, Portfolio Manager and Trader for both investment grade corporate and ABS with PIMCO since 2008. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from the Emory University. She is a CFA® charterholder.

Jeff Klingelhofer, CFA	Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2024. Prior to joining Aristotle Pacific, Mr. Klingelhofer was co-head of investments at Thornburg Investment Management and a portfolio manager on all fixed-income strategies. Prior to Thornburg, Mr. Klingelhofer was with PIMCO at its Newport Beach, Tokyo and London offices. He began his investment career in June 2004 and holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. He is a CFA® charterholder.
ARISTOTLE FLOATING RATE INCOME FUND
J.P. Leasure
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Leasure is a Portfolio Manager for Aristotle Pacific’s corporate (bank) loan strategy. Prior to Aristotle Pacific, Mr. Leasure was Senior Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1995 and has a BA from the University of California, Los Angeles and an MBA from Columbia University.

Michael Marzouk, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Marzouk is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy. Prior to Aristotle Pacific, Mr. Marzouk was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management. He is a CFA® charterholder.

C. Robert Boyd	Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Boyd has credit research responsibilities across all sectors for Aristotle Pacific. Mr. Boyd is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy and provides research and analysis of investments in the leisure sector. Prior to Aristotle Pacific, Mr. Boyd was Managing Director of Pacific Asset Management since 2017 and Portfolio Manager of Pacific Asset Management since 2014. Prior to joining Pacific Asset Management, he was a vice president, Credit Analyst and Bank Loan Portfolio Manager at PIMCO since 1998. He began his investment career in 1998 and has a BA from California State University, Long Beach and an MBA from the University of Southern California.
Tommy Zhang, CFA	Senior Research Analyst and Portfolio Manager for Aristotle Pacific Capital, LLC since 2023. Mr. Zhang is a Portfolio Manager for Aristotle Pacific’s CLO Strategy and an Associate Portfolio Manager for the corporate (bank) loan strategy. Prior to joining Aristotle Pacific in 2016, Mr. Zhang spent two years at Goldman Sachs, where he worked as an associate in the Debt Underwriting Group. At Goldman, he was involved in the underwriting and origination of relationship loans for consumer retail and healthcare clients. Prior to that, Mr. Zhang was an associate in KPMG's Advisory practice. Tommy has more than 10 years of investment experience. He holds a bachelor's degree in economics from UCLA. He is a CFA charterholder, a member of the CFA Society of Orange County, and a certified public accountant (inactive).
ARISTOTLE HIGH YIELD BOND FUND
Brian M. Robertson, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Robertson also provides research and analysis of investments in the forest products and paper sectors. Prior to Aristotle Pacific, Mr. Robertson was Managing Director of Pacific Asset Management since 2012 and Portfolio Manager of Pacific Asset Management since 2008. He began his investment career in 2003 and has a BA from the University of Michigan. He is a CFA® charterholder.

John Brueggemann
Senior Research Analyst and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Brueggemann is a member of the high yield portfolio management team and also provides research and analysis of investments in the manufacturing and machinery sector. Prior to Aristotle Pacific, Mr. Brueggemann was a research analyst of Pacific Asset Management since 2015. He began his investment career in 2012 and has a BA from the University of Arizona.

SAI - Information About the Managers - Other Accounts Managed - Aristotle Pacific, page 65:

Aristotle Pacific	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
C. Robert Boyd(1)
Registered Investment Companies	4	$732,594,975	0	N/A
Other Pooled Investment Vehicles	1	$46,928,741	1	$46,928,741
Other Accounts	13	$10,700,726,300	9	$3,286,812,994
Jeff Klingelhofer, CFA(1)
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	1	$50,793,279	0	N/A
Tommy Zhang, CFA(1)
Registered Investment Companies	3	$344,731,369	0	N/A
Other Pooled Investment Vehicles	1	$2,329,393,075	0	N/A
Other Accounts	13	$4,404,128,034	0	N/A
(1) This information is stated as of January 31, 2025.

SAI - Information About the Managers - Beneficial Interest of Portfolio Managers, page 68:

Aristotle Pacific

Portfolio Manager	Fund Managed and Owned	Dollar Range of Equity Securities Beneficially Owned
C. Robert Boyd(1)	Aristotle Floating Rate Income Fund	$100,001 - $500,000
Jeff Klingelhofer, CFA(1)	Aristotle Core Bond Fund	None
Tommy Zhang, CFA(1)	Aristotle Floating Rate Income Fund	$50,001 - $100,000
(1) This information is stated as of January 31, 2025.

Please retain this Supplement with your Summary Prospectuses, Prospectus, and SAI for future reference.
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